Document and Entity Information	Oct. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2023
Entity File Number	814-01253
Entity Registrant Name	Venture Lending & Leasing IX, Inc.
Entity Central Index Key	0001717310
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	82-2040715
Entity Address, Address Line One	104 La Mesa Drive, Suite 102
Entity Address, City or Town	Portola Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94028
City Area Code	650
Local Phone Number	234-4300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false